Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Carrying Values And Estimated Fair Values
	August 31, 2019		August 31, 2018
	Carryingvalue	Estimatedfair value	Carryingvalue	Estimatedfair value
Assets
Investment in publicly traded company(1)	-	-	615	298
Liabilities
Long-term debt (including current portion)(2)	5,308	6,014	4,311	4,788

(1) Level 1 fair value – determined by quoted market prices.

(2) Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.

Undiscounted Contractual Maturities
	Short-term borrowings	Accountspayable andaccruedliabilities(1)	Other Long-Term Liabilities	Long-termdebtrepayable atmaturity	Interestpayments
Within one year	40	1,015	-	1,251	217
1 to 3 years	-	-	1	802	360
3 to 5 years	-	-	1	1,002	320
Over 5 years	-	-	1	2,295	1,608
	40	1,015	3	5,350	2,505

(1) Includes accrued interest and dividends of $244.